Inventory (Tables)	6 Months Ended
Mar. 31, 2025
Inventory
Schedule of Inventory
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Raw materials	$2,071,999	$3,635,548
Less: allowance for inventory	-	(306,204)
Total	$2,071,999	$3,329,344

Schedule of allowance for inventory
	For the six months ended	For the six months ended
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Balance as of beginning of period	$306,204	$188,856
Addition	-	107,008
Reversal	(297,183)	-
Translation adjustments	(9,021)	10,340
Balance as of end of period	-	$306,204